NOTE PAYABLE (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes Payable [Abstract]
On June 5, 2015, the Company entered into a five-year loan agreement totaling $36,100. The loan carries interest at a rate of 10.25%.	$ 22,105	$ 27,132
Less: current portion	7,330	6,790
Long-term note payable, net	$ 14,775	$ 20,342	$ 33,262